LOANS RECEIVABLE	12 Months Ended
Jul. 31, 2019
LOANS RECEIVABLE
LOANS RECEIVABLE

NOTE 4 – LOANS RECEIVABLE

From February to July 2018, the Company advanced a total of $2,750,078 (RMB18,743,157) one-year short-term loans to a third party Jinqisheng Technology Co., Ltd. (“Jinqisheng”) as working capital. The loans bear interest rate of 5% per annum. Interest income of $15,536 was accrued for the year ended July 31, 2018. The Company fully collected the loans receivable before their maturity dates during fiscal year 2019, and there was no outstanding loans receivable as of July 31, 2019.